Note 9 - Note Payable (Details Textual) - USD ($)		6 Months Ended
	May 04, 2020	Jun. 30, 2020	Jun. 30, 2019
Proceeds from Issuance of Long-term Debt, Total		$ 158,524
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 158,524